Equity - issued capital, Movement in Issued Capital (Details) $ in Thousands		6 Months Ended	12 Months Ended
		Dec. 31, 2025 USD ($) Vote ShareSchemes shares	Jun. 30, 2025 USD ($) shares
Reconciliation of movement [Abstract]
Balance at the beginning of the period (in shares)		2,608,172,516	2,325,614,708
Balance at the beginning of the period | $		$ 302,651	$ 281,671
Capital raise (in shares)			252,500,000
Capital raise | $			$ 16,412
Share issue from capital raise (in shares)		33,550,000
Share issue from capital raise | $		$ 2,176	16,412
Share issue costs from capital raise | $		$ (99)	$ (618)
Performance rights vested (in shares)	[1]	32,911,441	30,057,808
Performance rights vested | $	[1]	$ 4,770	$ 5,186
Balance at the end of the financial period (in shares)		2,674,633,957	2,608,172,516
Balance at the end of the financial period | $		$ 309,498	$ 302,651
Number of votes by member or proxy | Vote		1
Number of votes per share | Vote		1
Performance right vested (in shares)		20,701,784	30,057,807
Stock option exercised (in shares)		0	0
Number of share schemes | ShareSchemes		2

[1]	Ordinary shares issued to employees upon vesting of performance rights